Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 22 — INCOME TAXES

Cayman

Luda Cayman is incorporated in Cayman Island as an offshore holding company. For the period ended December 31, 2025, 2024 and 2023, no provision was recognized for Luda Technology Group Limited.

BVI

Luda BVI is incorporated in BVI as an offshore holding company. For the years ended December 31, 2025, 2024 and 2023, no provision was recognized for Luda BVI.

Hong Kong

Luda HK is incorporated in Hong Kong. On December 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill’’) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on December 28, 2018 and was gazetted on the following day.

Under the two-tiered profits tax rates regime, the first HK$2 million of its profits of the qualifying entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

PRC

Luda PRC, the Company’s operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from August 17, 2020. Thus, Luda PRC is eligible for a 15% preferential tax rate from August 17, 2020 to August 17, 2023. As of December 31, 2023, the eligibility of HNTE was renewed and Luda PRC enjoyed another preferential tax rate of 15% for a three-year validity period from November 29, 2023. Thus, Luda PRC is eligible for a 15% preferential tax rate from November 29, 2023 to November 29, 2026.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in the PRC. The requirement became effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between the PRC and the jurisdiction of the foreign investors. For the Company, the applicable rate is 5%. The Company is therefore liable for withholding taxes on dividends distributed by Luda PRC in respect of earnings generated from January 1, 2008.

As of December 31, 2025 and 2024, deferred tax liabilities have been recognized for withholding taxes that would be payable on the undistributed earnings that are subject to withholding taxes of the Company’s subsidiaries established in the PRC. Up to the date of the report, the Company has no intention to reinvest the undistributed earnings and calculate the deferred tax liabilities based on the whole amount of undistributed earnings of Luda PRC. The aggregate amount of temporary differences associated with investments in subsidiaries in the PRC for which deferred tax liabilities have been recognized approximately $nil and US$23,050 as of December 31, 2025 and 2024 respectively, which is 5% of the undistributed earnings of Luda PRC approximately $nil and US$461,000 respectively.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2025, 2024 and 2023, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

Our income tax expense amounted to $434,395, $264,221 and $446,899 for the years ended December 31, 2025, 2024 and 2023, respectively. The increase was mainly due to change from loss before income tax for the year ended December 31, 2024 to income before income tax for the year ended December 31, 2025. The effective tax rate was 43.8% and 12.8% in the year ended December 31, 2025 and 2023, while the effective tax rate for the years ended December 31, 2024 is not applicable due to the pre-tax loss.

The Company recognized valuation allowance of $478,875 and $283,630 for deferred tax assets as of December 31, 2025 and 2024, respectively, as it is more likely than not that this portion of the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The PRC statutory tax rate of 25% is used for the effective tax rate reconciliation as substantially all of the Company’s operations are based in the PRC.

Upon adoption of ASU No. 2023-09 as described in Note 2, the reconciliation of income before income taxes computed at the PRC statutory rate to the income tax expense for the year ended December 31, 2025 was as follows:

	For the year ended December 31, 2025
	Amount	Percent
Income before income taxes	$991,224

Income before income taxes computed at the PRC statutory income tax rate	247,805	25%
Foreign tax effect:
Statutory tax rate difference between Hong Kong and the PRC	(30,855)	(3.1)%
Statutory tax rate difference between Cayman and the PRC	162,668	16.4%
Statutory tax rate difference between BVI and the PRC	3,603	0.4%
Tax credit:
R&D additional deduction	(325,558)	(32.8)%
Tax at concessionary rate	(8,820)	(0.9)%
Non-taxable or non-deductible items
Tax effect of non-deductible expense	35,178	3.5%
Tax effect of non-taxable income	(30,265)	(3.1)%
Change in valuation allowances	195,245	19.7%
PRC dividend withholding tax	49,263	5.0%
Under provision in previous years	157,841	15.9%
Others	(21,710)	(2.2)%
Income tax expense	$434,395	43.8%

During the year ended December 31, 2025, the Company has paid income taxes (including withholding tax for dividend income) of $155,192, $49,263, $nil and $nil in the PRC, HK, BVI and Cayman, respectively.

Per the consolidated statements of operations and comprehensive (loss) income, the income tax expenses for the Company can be reconciled to the (loss) income before income taxes for the years ended December 31, 2024 and 2023 as follows:

	For the years ended December 31,
	2024	2023
(Loss) income before taxes	$(96,795)	$3,479,476
Cayman Islands statutory income tax rate	—	—
Income tax calculated at statutory rate	—	—
Rate differences in various jurisdictions	1,082,355	487,611
Tax effect of non-taxable income	(1,122,273)	(1,564)
R&D additional deduction	(198,766)	(287,423)
Tax effect of non-deductible expenditure	311,177	192,798
Change in deferred income tax allowance	117,607	120,664
PRC dividend withholding tax	339,590	121,113
Deferred income tax recovery	(265,469)	(186,300)
Income tax expenses	$264,221	$446,899

Income taxes for the years ended December 31, 2025, 2024 and 2023 are attributed to the Company consisting of:

	For the years ended December 31,
	2025	2024	2023
Current income tax - PRC	$239,195	$190,100	$512,086
Deferred income tax - PRC	(70,048)	(265,469)	(186,300)
Deferred income tax - HK	215,985	—	—
PRC dividend withholding tax - HK	49,263	339,590	121,113
Income tax expenses	$434,395	$264,221	$446,899

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are presented below:

	As of December 31,
	2025	2024
Deferred tax assets
Tax loss	$477,825	$283,630
Allowance for expected credit losses	297,132	310,139
Decelerated tax depreciation for HK	—	1,153
Refundable liability	10,417	54,566
Inventory provision	242,143	187,108
Unrealized fair value changes in short-term investments	74,237	—
Less: valuation allowance	(478,875)	(283,630)
Total	$622,879	$552,966

During the years ended December 31, 2025 and 2024, the Company recognized the valuation allowance of $478,875 and $283,630, respectively, against its deferred tax asset, primarily related to net operating loss carryforwards for Luda HK. Based on historical taxable income and projections of future results, management determined it is more likely than not that these deferred tax assets will not be realized.

As of December 31, 2025 and 2024, the Company had net operating loss carry forwards of $2,895,910 (equivalent to approximately HK$ 22,588,099) and $1,718,967 (equivalent to approximately HK$13,407,945), respectively. No tax losses were utilized during the years ended December 31, 2025 and 2024.

	As of December 31,
	2025	2024
Deferred tax liabilities
Accelerated tax depreciation for the PRC	$136,297	$153,380
Accelerated tax depreciation for HK	2,200	—
Undistributed earnings of PRC subsidiary	—	23,050
Unrealized fair value changes in short-term investments	234,445	—
Total	$372,942	$176,430